Receivables (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Receivables (Details) [Line Items]
Allowance for doubtful accounts	$ 17,761	$ 6,100
Accounts receivable	300	46,592
GST receivable [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 16,806	$ 14,157